NATIXIS FUNDS TRUST IV

May 5, 2009

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Natixis Funds Trust IV

(File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information for AEW Real Estate Fund, a series of Natixis Funds Trust IV, does not differ from that contained in Post-Effective Amendment No. 13 that was filed electronically on April 30, 2009.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary